Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 6 – Cash and cash equivalents

	Year ended Dec 31, 2022	Year ended Dec 31, 2021
	(Audited)	(Audited)
Cash at bank	$57,342	$693,456
Fixed deposit with licensed bank	$18,128	$19,168
Total cash and cash equivalents	$75,470	$712,624

As at December 31, 2022 and December 31, 2021, the Company recorded cash and cash equivalents of $75,470 and $712,624 respectively which consists of cash on hand, bank balances and fixed deposit with licensed bank.